Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 27	$ 28	$ 27
Interest cost	25	25	28
Expected return on plan assets	(20)	(22)	(22)
Amortization of actuarial net loss (gain)	8	7	3
Amortization of prior service cost	1	1
Effect of settlement		1	1
Net periodic benefit cost	41	40	37
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	5	7
Interest cost	2	2	2
Amortization of actuarial net loss (gain)			2
Amortization of prior service cost			1
Effect of curtailment	(1)	(1)
Net periodic benefit cost	$ 4	$ 6	$ 12